SCHEDULE OF ACCOUNTS RECEIVABLE NET (Details) - USD ($) $ in Thousands	Aug. 31, 2025		Feb. 28, 2025		Feb. 29, 2024
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable, net	$ 2,073		$ 1,586		$ 1,707
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable	2,073		1,586		1,682
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable		[1]		[1]	$ 25

[1]	Denotes amount less than $1,000.